Trade and Other Receivables (Schedule of Trade and Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017	[1]
Trade and Other Receivables [abstract]
Trade accounts receivables	$ 3,313	$ 6,466
Less: provision for impairment (note 35)	(30)	(18)
Net trade accounts receivable	3,283	6,448
Other receivables	3,445	2,288
Total trade and other current receivables	$ 6,728	$ 8,736	[1]	$ 5,144

[1]	Restated (Note 5)